Vessels, net, Vessels' Disposals (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($) Subsidiary	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Vessels' Disposals [Abstract]
Number of subsidiaries selling vessels | Subsidiary	1
Gain on vessel's sale		$ 0	$ 15,683	$ 9,543
P. Kikuma [Member]
Vessels' Disposals [Abstract]
Sales price of vessel	$ 39,300
Gain on vessel's sale		$ 15,683